Employees - Summary of Staff Cost, Average and Number of Employees (Details) Employees in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Employees	Dec. 31, 2020 EUR (€) Employees	Dec. 31, 2019 EUR (€) Employees
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries	€ (5,062)	€ (5,051)	€ (5,364)
Social security costs	(529)	(519)	(541)
Other pension costs	(401)	(419)	(334)
Share-based compensation costs	(161)	(108)	(151)
Gross staff costs	€ (6,153)	€ (6,097)	€ (6,390)
Average number of employees during the year | Employees	149	150	153
Asia/AMET/RUB
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	84	83	84
The Americas
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	37	38	40
Europe
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	28	29	29